Cash and Cash Equivalents	12 Months Ended
Jan. 31, 2020
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
12	Cash and Cash Equivalents

	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
Cash on hand	44	47
Cash at bank	3,747	1,915
	3,791	1,962